Document and Entity Information	Nov. 03, 2025
Cover [Abstract]
Entity Registrant Name	DENNY'S Corp
Amendment Flag	false
Entity Central Index Key	0000852772
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Incorporation State Country Code	DE
Entity File Number	0-18051
Entity Tax Identification Number	13-3487402
Entity Address, Address Line One	203 East Main Street
Entity Address, City or Town	Spartanburg
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29319-0001
City Area Code	(864)
Local Phone Number	597-8000
Security 12b Title	$.01 Par Value, Common Stock
Trading Symbol	DENN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false